SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

Deutsche Emerging Markets Equity Fund

Deutsche Emerging Markets Frontier Fund

Effective on or about October 1, 2015, the following sections of the funds’ Statements of Additional Information are supplemented as follows:

The following disclosure replaces the definition of “Subadvisor” in the “DEFINITIONS” section of Part I of each fund’s Statement of Additional Information:

“Subadvisors”- Deutsche Alternative Asset Management (Global) Limited, 1 Great Winchester Street, London, United Kingdom, EC2N 2DB, and Deutsche Asset Management (Hong Kong) Limited (DeAM HK), Level 52, International Commerce Centre, 1 Austin Road West, Kowloon, Hong Kong.

The following information is added under the “SUB-ADVISORS” heading of the “MANAGEMENT OF THE FUNDS” section of Part II of each fund’s Statement of Additional Information:

Deutsche Asset Management (Hong Kong) Limited (DeAM HK), Level 52, International Commerce Centre, 1 Austin Road West, Kowloon, Hong Kong, serves as a Subadvisor to Deutsche Emerging Markets Equity Fund and Deutsche Emerging Markets Frontier Fund. DeAM HK is an investment advisor registered with the SEC. DeAM HK is an affiliate of DIMA and an indirect, wholly-owned subsidiary of Deutsche Bank AG.

For Deutsche Emerging Markets Frontier Fund only, effective October 1, 2015, the following information replaces similar disclosure under the “PART I: APPENDIX I-E — SERVICE PROVIDER COMPENSATION” section of the fund’s Statement of Additional Information:

The following waivers are currently in effect for the fund:

The Advisor has contractually agreed through September 30, 2016 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at 2.25%, 3.00%, 2.00% and 2.10% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.

Please Retain This Supplement for Future Reference

September 16, 2015
SAISTKR-216